FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Forward contracts	$ 15,380
Net asset (liability)	507	$ 174
Foreign exchange gain (loss)	$ 58	(230)
Sensitivity analysis variance, percentage	10.00%
Effect of variance on net income	$ 407	42
CAD [Member]
Statement [Line Items]
Foreign exchange gain (loss)	$ 331	$ 269